Additional Info Related to Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 13,377	$ 13,741	$ 15,176
Interest Income Recognized	586	480	419
Interest Income Recognized on Cash Basis	150	221	164
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	5,890	6,940	6,113
Interest Income Recognized	142	257	151
Interest Income Recognized on Cash Basis	47	180	126
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	6,487	5,653	8,048
Interest Income Recognized	391	164	260
Interest Income Recognized on Cash Basis	72	0	32
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	961	924	602
Interest Income Recognized	50	23	4
Interest Income Recognized on Cash Basis	28	5	2
Consumer: Home equity [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	29	224	413
Interest Income Recognized	3	36	4
Interest Income Recognized on Cash Basis	3	36	4
Consumer: Other [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	10
Interest Income Recognized	0
Interest Income Recognized on Cash Basis	$ 0